united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/22

Item 1. Reports to Stockholders.

Arrow DWA Tactical: Balanced Fund
(formerly known as Arrow DWA Balanced Fund)
Arrow DWA Tactical: Macro Fund
(formerly known as Arrow DWA Tactical Fund)
Arrow Managed Futures Strategy Fund

Semi-Annual Report
January 31, 2022

1-877-277-6933

Distributed by Archer Distributors, LLC
Member FINRA/SIPC

Arrow DWA Tactical: Balanced Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2022

The Fund’s performance figures* for the periods ended January 31, 2022, as compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	Ten Year	January 31, 2022
Arrow DWA Tactical: Balanced Fund - Class A **	-3.55%	2.73%	9.21%	6.46%	5.31%	5.03%
Arrow DWA Tactical: Balanced Fund - Class A with load **	-9.10%	-3.18%	7.09%	5.21%	4.69%	4.62%
Arrow DWA Tactical: Balanced Fund - Class C **	-3.91%	1.94%	8.44%	5.68%	4.53%	4.24%
Arrow DWA Tactical: Balanced Fund - Institutional Class Shares ***	-3.40%	3.00%	9.53%	6.75%	N/A	5.41%
Morningstar Global Flexible Allocation EW Index	-1.31%	6.96%	7.59%	6.35%	4.87%	4.21%** / 4.66%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.13% for Class A shares, 2.88% for Class C shares and 1.88% for the Institutional Class shares per the December 1, 2021 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is August 7, 2006 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but does not have a specific target asset allocation, thus may invest in variable proportions of stocks, bonds or cash. Investors cannot invest directly in an index.

The Fund’s holdings by asset class as of January 31, 2022 are as follows:

Asset Class *	% of Net Assets
Exchange Traded Funds
Equity	27.2%
Fixed Income	26.0%
Commodity	7.2%
Mixed Allocation	3.1%
Exchange Traded Note	3.5%
Common Stocks
Industrials	7.6%
Financials	4.1%
Real Estate	2.8%
Technology	2.6%
Consumer Discretionary	2.5%
Energy	1.5%
Health Care	1.0%
Communications	0.9%
Consumer Staples	0.9%
Materials	0.9%
Put Options Purchased	0.7%
Money Market Fund	5.9%
Other Assets in Excess of Liabilities	1.6%
100.0%

*	Does not include derivative investments other than put options purchased.

Please refer to the Consolidated Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Tactical: Macro Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2022

The Fund’s performance figures* for the periods ended January 31, 2022, as compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	Ten Year	January 31, 2022
Arrow DWA Tactical: Macro Fund - Class A **	4.25%	12.65%	10.65%	7.22%	7.32%	4.12%
Arrow DWA Tactical: Macro Fund - Class A with load **	-1.78%	6.15%	8.48%	5.96%	6.68%	3.67%
Arrow DWA Tactical: Macro Fund - Class C **	3.78%	11.73%	9.76%	6.40%	6.50%	3.33%
Arrow DWA Tactical: Macro Fund - Institutional Class Shares ***	4.41%	13.00%	10.88%	7.48%	N/A	7.42%
PCM Global Macro Index	-7.68%	-5.78%	-0.05%	1.19%	-0.13%	3.58%** / -0.25%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.02% for Class A shares, 2.77% for Class C shares and 1.77% for the Institutional Class shares per the December 1, 2021 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is May 30, 2008 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The objective of the PCM Global Macro ,QGH[¬LV total return through broad asset classes including global equities, fixed income, major currencies, precious metals, and commodity ETFs. By using inverse ETFs, PCM’s Risk Management Overlay may allow the capture of positive returns in periods of falling markets. The index may hold long and inverse (short) positions simultaneously. This creates a multi -directional strategy, making it possible to have gains when markets decline. This index may rotate on a monthly basis. Investors cannot invest directly in an index.

The Fund’s holdings by asset class as of January 31, 2022 are as follows:

Asset Class *	% of Net Assets
Exchange Traded Funds
Equity	78.8%
Money Market Fund	10.9%
Put Options Purchased	0.8%
Other Assets in Excess of Liabilities	9.5%
100.0%

*	Does not include derivative investments other than put options purchased.

Please refer to the Consolidated Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2022

The Fund’s performance figures* for the periods ended January 31, 2022, as compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Since Inception -
	Six Months	One Year	Three Year	Five Year	Ten Year	January 31, 2022
Arrow Managed Futures Strategy Fund - Class A **	6.13%	13.29%	8.29%	3.47%	0.35%	-0.06%
Arrow Managed Futures Strategy Fund - Class A with load **	-0.03%	6.81%	6.19%	2.26%	-0.24%	-0.56%
Arrow Managed Futures Strategy Fund - Class C **	5.76%	12.40%	7.47%	2.69%	-0.39%	0.78%
Arrow Managed Futures Strategy Fund - Institutional Class Shares ***	6.16%	13.40%	8.51%	3.70%	N/A	0.87%
Credit Suisse Managed Futures Liquid Index	-0.20%	10.38%	3.75%	0.61%	2.17%	1.88%** / 2.16%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.81% for Class A shares, 2.56% for Class C shares and 1.56% for the Institutional Class shares per the December 1, 2021 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is April 30, 2010 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Credit Suisse Managed Futures Strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities and currencies. The Credit Suisse Managed Futures Liquid Index is also a factor within the Credit Suisse Global Strategies Liquid Index. Investors cannot invest directly in an index.

The Fund’s holdings by asset class as of January 31, 2022 are as follows:

Asset Class *	% of Net Assets
Exchange Traded Fund
Mixed Allocation	42.6%
Money Market Fund	51.0%
Other Assets in Excess of Liabilities	6.4%
100.0%

*	Does not include derivative investments.

Please refer to the Consolidated Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 24.8%
	AEROSPACE & DEFENSE - 0.2%
264	Teledyne Technologies, Inc.(a)	$111,258

	ASSET MANAGEMENT - 0.5%
1,362	Charles Schwab Corporation (The)	119,447
1,139	Raymond James Financial, Inc.	120,586
		240,033
	AUTOMOTIVE - 0.9%
7,497	Ford Motor Company	152,189
2,640	General Motors Company(a)	139,207
141	Tesla, Inc.(a)	132,078
		423,474
	BANKING - 1.1%
696	Citizens Financial Group, Inc.	35,823
378	Comerica, Inc.	35,071
754	Fifth Third Bancorp	33,651
182	First Republic Bank	31,593
2,131	Huntington Bancshares, Inc.	32,093
1,418	KeyCorporation	35,535
215	M&T Bank Corporation	36,417
1,858	People’s United Financial, Inc.	36,008
185	PNC Financial Services Group, Inc. (The)	38,108
1,656	Regions Financial Corporation	37,989
103	Signature Bank	31,377
48	SVB Financial Group(a)	28,027
615	Truist Financial Corporation	38,634
521	Zions Bancorp	35,334
		485,660
	COMMERCIAL SUPPORT SERVICES - 1.5%
524	Cintas Corporation	205,162
4,134	Robert Half International, Inc.	468,217
		673,379
	DIVERSIFIED INDUSTRIALS - 0.4%
537	Eaton Corp PLC	85,077

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 24.8% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.4% (Continued)
997	Emerson Electric Company	$91,674
		176,751
	ELECTRICAL EQUIPMENT - 1.7%
771	A O Smith Corporation	58,920
522	Allegion plc	64,065
629	AMETEK, Inc.	86,028
1,304	Carrier Global Corporation	62,175
261	Generac Holdings, Inc.(a)	73,701
812	Johnson Controls International plc	59,008
557	Keysight Technologies, Inc.(a)	94,033
265	Rockwell Automation, Inc.	76,643
327	Trane Technologies plc	56,604
1,315	Trimble, Inc.(a)	94,889
		726,066
	ENGINEERING & CONSTRUCTION - 0.9%
4,080	Quanta Services, Inc.	419,098

	HEALTH CARE FACILITIES & SERVICES - 1.0%
892	HCA Healthcare, Inc.	214,125
1,760	Universal Health Services, Inc., Class B	228,905
		443,030
	HOME CONSTRUCTION - 0.3%
622	Fortune Brands Home & Security, Inc.	58,574
944	Masco Corporation	59,783
		118,357
	HOUSEHOLD PRODUCTS - 0.9%
1,253	Estee Lauder Companies, Inc. (The), Class A	390,673

	INDUSTRIAL REIT - 0.9%
3,533	Duke Realty Corporation	204,137
1,370	Prologis, Inc.	214,843
		418,980
	INDUSTRIAL SUPPORT SERVICES - 0.9%
2,405	Fastenal Company	136,315

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 24.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.9% (Continued)
468	United Rentals, Inc.(a)	$149,816
297	WW Grainger, Inc.	147,048
		433,179
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
308	Goldman Sachs Group, Inc. (The)	109,241
1,165	Morgan Stanley	119,460
		228,701
	INSURANCE - 1.0%
2,705	American International Group, Inc.	156,214
991	Assurant, Inc.	151,137
2,220	Hartford Financial Services Group, Inc. (The)	159,552
		466,903
	INTERNET MEDIA & SERVICES - 0.9%
31	Alphabet, Inc., Class A(a)	83,888
32	Alphabet, Inc., Class C(a)	86,848
691	Match Group, Inc.(a)	77,876
267	Meta Platforms, Inc., Class A(a)	83,640
2,071	Twitter, Inc.(a)	77,683
		409,935
	MACHINERY - 1.1%
1,346	Deere & Company	506,634

	OFFICE REIT - 0.0%(b)
139	Orion Office REIT, Inc.(a)	2,313

	OIL & GAS PRODUCERS - 1.2%
1,890	APA Corporation	62,767
756	ConocoPhillips	66,997
2,596	Coterra Energy, Inc.	56,852
1,171	Devon Energy Corporation	59,217
521	Diamondback Energy, Inc.	65,729
605	EOG Resources, Inc.	67,446
679	Hess Corporation	62,665
3,129	Marathon Oil Corporation	60,922

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 24.8% (Continued)
	OIL & GAS PRODUCERS - 1.2% (Continued)
299	Pioneer Natural Resources Company	$65,448
		568,043
	REAL ESTATE SERVICES - 0.9%
4,243	CBRE Group, Inc., Class A(a)	429,986

	RENEWABLE ENERGY - 0.3%
388	Enphase Energy, INC.(a)	54,502
272	SolarEdge Technologies, Inc.(a)	64,796
		119,298
	RETAIL - DISCRETIONARY - 0.9%
562	Home Depot, Inc. (The)	206,243
898	Lowe’s Companies, Inc.	213,140
		419,383
	RETAIL REIT - 1.0%
671	Federal Realty Investment Trust	85,546
3,755	Kimco Realty Corporation	91,096
1,280	Realty Income Corporation	88,845
1,231	Regency Centers Corporation	88,324
575	Simon Property Group, Inc.	84,640
		438,451
	SEMICONDUCTORS - 1.5%
219	Advanced Micro Devices, Inc.(a)	25,021
192	Analog Devices, Inc.	31,482
486	Applied Materials, Inc.	67,155
49	Broadcom, Inc.	28,708
703	Intel Corporation	34,320
180	KLA Corporation	70,069
107	Lam Research Corporation	63,121
415	Microchip Technology, Inc.	32,154
350	Micron Technology, Inc.	28,795
63	Monolithic Power Systems, Inc.	25,385
106	NVIDIA Corporation	25,955
155	NXP Semiconductors N.V.	31,843
237	Qorvo, Inc.(a)	32,535

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 24.8% (Continued)
	SEMICONDUCTORS - 1.5% (Continued)
189	QUALCOMM, Inc.	$33,219
228	Skyworks Solutions, Inc.	33,407
469	Teradyne, Inc.	55,075
180	Texas Instruments, Inc.	32,308
152	Xilinx, Inc.	29,420
		679,972
	SOFTWARE - 0.9%
256	Fortinet, Inc.(a)	76,093
271	Microsoft Corporation	84,276
3,514	NortonLifeLock, Inc.	91,399
1,062	Oracle Corporation	86,192
141	ServiceNow, Inc.(a)	82,595
		420,555
	SPECIALTY FINANCE - 1.0%
701	American Express Company	126,054
791	Capital One Financial Corporation	116,063
994	Discover Financial Services	115,056
2,516	Synchrony Financial	107,156
		464,329
	STEEL - 0.9%
4,044	Nucor Corporation	410,062

	TECHNOLOGY HARDWARE - 0.2%
193	Zebra Technologies Corporation, Class A(a)	98,260

	TRANSPORTATION & LOGISTICS - 0.9%
1,130	J.B. Hunt Transport Services, Inc.	217,570
646	Old Dominion Freight Line, Inc.	195,047
		412,617

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares		Fair Value
	COMMON STOCKS — 24.8% (Continued)
	WHOLESALE - DISCRETIONARY - 0.4%
1,524	Copart, Inc.(a)	$196,977
	TOTAL COMMON STOCKS (Cost $10,571,953)	11,332,357

	EXCHANGE-TRADED FUNDS — 63.5%
	COMMODITY – 7.2%
147,408	Invesco DB Commodity Index Tracking Fund(a)	3,304,887

	EQUITY – 27.2%
327,666	Arrow DWA Tactical: International ETF(c) (d)	11,073,144
60,000	Arrow Reverse Cap 500 ETF (c) (d)	1,410,402
		12,483,546
	FIXED INCOME - 26.0%
91,720	iShares 1-3 Year Treasury Bond ETF	7,791,614
20,807	iShares iBoxx $ High Yield Corporate Bond ETF	1,762,353
18,781	iShares TIPS Bond ETF	2,376,549
		11,930,516
	MIXED ALLOCATION - 3.1%
14,126	Arrow Reserve Capital Management ETF (c)	1,408,077

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,066,464)	29,127,026

	EXCHANGE-TRADED NOTE — 3.5%
	EQUITY - 3.5%
81,066	JPMorgan Alerian MLP Index ETN	1,602,675

	TOTAL EXCHANGE-TRADED NOTE (Cost $1,354,516)	1,602,675

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Shares						Fair Value
	SHORT-TERM INVESTMENT — 5.9%
	MONEY MARKET FUND - 5.9%
2,698,261	First American Government Obligations Fund, Class X, 0.03%(e) (f) (g)					$2,698,261
	TOTAL MONEY MARKET FUND (Cost $2,698,261)					2,698,261

	TOTAL SHORT-TERM INVESTMENT (Cost $2,698,261)					2,698,261

Contracts(h)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.7%
	PUT OPTIONS PURCHASED - 0.7%
90	S&P500 EMINI OPTN	GS	03/18/2022	$4,300	$19,350,000	$329,625
	TOTAL PUT OPTIONS PURCHASED (Cost - $435,375)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $435,375)					329,625

	TOTAL INVESTMENTS - 98.4% (Cost $41,126,569)					$45,089,944
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%					738,980
	NET ASSETS - 100.0%					$45,828,924

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

GS	— Goldman Sachs

MS	— Morgan Stanley

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Affiliated Exchange Traded Fund.

(d)	Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

(e)	Rate disclosed is the seven day effective yield as of January 31, 2022.

(f)	All or a portion of this investment is a holding of the ADWAB Fund Limited.

(g)	All or a portion of this investment is pledged as collateral for swap agreements.

(h)	Each contract is equivalent to one futures contract.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

FINANCIAL INDEX SWAP
Notional Value at January 31, 2022	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$1,636,861	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/21/2022	$186,936

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of January 31, 2022.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
2		Aussie 10Yr Bond	Mar-22	Morgan Stanley	$148,162	0.17%	$254
4		CAC Index	Feb-22	Morgan Stanley	329,136	0.39%	(9,314)
1		Canadian Dollar CME	Mar-22	Morgan Stanley	117,207	0.14%	(1,403)
2		CFE VIX	Apr-22	Morgan Stanley	54,677	0.06%	(36)
1		CFE VIX	May-22	Morgan Stanley	38,068	0.04%	(15)
1		Dax Index	Mar-22	Morgan Stanley	226,453	0.27%	(5,384)
1		Emini Nasdaq	Mar-22	Morgan Stanley	155,896	0.18%	(13,462)
2		Emini S&P	Mar-22	Morgan Stanley	344,276	0.41%	(12,952)
0	*	Emini S&P 1 Weekly Option	Feb-22	Morgan Stanley	2	0.00%	2
6		Euro_Stoxx50	Mar-22	Morgan Stanley	288,600	0.34%	(5,658)
6		FTSE Index	Mar-22	Morgan Stanley	612,718	0.72%	10,741
0	*	Japan Govt Bond OSE	Mar-22	Morgan Stanley	316,354	0.37%	(616)
21		Mexican Peso CME	Mar-22	Morgan Stanley	513,621	0.61%	(904)
2		Mini Dow	Mar-22	Morgan Stanley	408,281	0.48%	(8,378)
2		SFE SPI 200	Mar-22	Morgan Stanley	200,325	0.24%	(6,580)
0	*	U.S. T.Bond	Mar-22	Morgan Stanley	37,563	0.04%	5
							$(53,700)

*	Less than 1 contract

Open Short Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(28)		2 Yr T-Note	Mar-22	Morgan Stanley	$(6,100,979)	7.21%	$42,220
(15)		5 Yr T-Note	Mar-22	Morgan Stanley	(1,846,200)	2.18%	18,450
(37)		Aussie 3 Yr Bond	Mar-22	Morgan Stanley	(2,983,177)	3.52%	642
(8)		Australian Dollar CME	Mar-22	Morgan Stanley	(532,191)	0.63%	5,558
(3)		British Pound CME	Mar-22	Morgan Stanley	(243,572)	0.29%	(628)
(0	) *	CFE VIX	Feb-22	Morgan Stanley	(7,998)	0.01%	—
(3)		CFE VIX	Mar-22	Morgan Stanley	(75,016)	0.09%	(870)
(0	) *	Emini S&P 1 Weekly Option	Feb-22	Morgan Stanley	(16)	0.00%	(16)
(24)		Erx 2 Bund	Mar-22	Morgan Stanley	(3,000,879)	3.54%	3,699
(12)		Erx Bobl	Mar-22	Morgan Stanley	(1,806,469)	2.13%	10,834
(6)		EUR/USD CME	Mar-22	Morgan Stanley	(899,757)	1.06%	5,613
(49)		Euribor	Sep-23	Morgan Stanley	(13,648,260)	16.12%	34,645
(4)		Euro Bund	Mar-22	Morgan Stanley	(795,543)	0.94%	3,738
(32)		Eurodollars	Dec-23	Morgan Stanley	(31,480,904)	37.18%	21,076
(3)		Gilts	Mar-22	Morgan Stanley	(574,486)	0.68%	4,032
(1)		Hang Seng Index	Feb-22	Morgan Stanley	(153,892)	0.18%	2,097
(39)		ICE 3Mth Sonia Future	Jun-23	Morgan Stanley	(12,861,772)	15.19%	49,328
(11)		Japanese Yen CME	Mar-22	Morgan Stanley	(1,207,310)	1.43%	9,672
(1)		OSK Nikkei	Mar-22	Morgan Stanley	(151,404)	0.18%	402
(3)		Sw iss Franc CME	Mar-22	Morgan Stanley	(342,742)	0.40%	486
(0	) *	Topix Index	Mar-22	Morgan Stanley	(59,773)	0.07%	(575)
(3)		U.S. 10 Yr Notes	Mar-22	Morgan Stanley	(422,132)	0.50%	(382)
							$210,021

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 2.01%.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

COMMODITY INDEX SWAP ++

Notional Value at January 31, 2022	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$2,399,402	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/21/2022	$58,824
Net Unrealized Appreciation on Swap Contracts						$245,760

++	All of these contracts are holdings of the ADWAB Fund Limited.

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of January 31, 2022.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
5		Aluminium LME	Mar-22	Morgan Stanley	$354,237	5.16%	$6,443
7		Beanoil	Mar-22	Morgan Stanley	288,197	4.20%	25,175
4		Brent Oil	Apr-22	Morgan Stanley	365,820	5.33%	37,893
2		Coffee NY	Mar-22	Morgan Stanley	156,938	2.29%	(1,996)
0	*	Coffee NY	May-22	Morgan Stanley	10,968	0.16%	5
11		Corn	Mar-22	Morgan Stanley	329,120	4.79%	10,642
6		Cotton	Mar-22	Morgan Stanley	364,396	5.31%	37,433
4		Crude Oil	Apr-22	Morgan Stanley	375,951	5.47%	26,661
4		Gas Oil LDN	Apr-22	Morgan Stanley	319,964	4.66%	20,816
4		Gasoline Blendstock	Apr-22	Morgan Stanley	416,308	6.06%	27,588
2		Gold CMX	Apr-22	Morgan Stanley	319,777	4.66%	(5,784)
4		Heating Oil	Apr-22	Morgan Stanley	421,784	6.14%	26,381
1		Hi Gr. Copper	Mar-22	Morgan Stanley	62,658	0.91%	(2,014)
2		Kcbt Red Wheat	Mar-22	Morgan Stanley	63,067	0.92%	(3,025)
3		Lean Hogs	Apr-22	Morgan Stanley	96,667	1.41%	3,162
2		Natural Gas	Apr-22	Morgan Stanley	71,608	1.04%	10,724
3		Soybeans	Mar-22	Morgan Stanley	200,535	2.92%	19,375
3		Sugar NY	Mar-22	Morgan Stanley	70,117	1.02%	(2,997)
0	*	Wheat	Mar-22	Morgan Stanley	17,333	0.25%	(1,118)
							$235,364
Open Short Future
Contracts
(0	) *	Beanmeal	Mar-22	Morgan Stanley	(20,810)	0.30%	(1,380)
(0	) *	Cocoa NY	May-22	Morgan Stanley	(8,531)	0.12%	(100)
(1)		Cocoa NY	Mar-22	Morgan Stanley	(13,605)	0.20%	(298)
(3)		Live Cattle	Apr-22	Morgan Stanley	(189,063)	2.75%	(3,731)
(1)		Silver CMX	Mar-22	Morgan Stanley	(64,891)	0.94%	1,161
							$(4,348)

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 32.99%.

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 78.8%
	EQUITY - 78.8%
218,546	Arrow Reverse Cap 500 ETF(a) (b)	$5,137,295
70,442	Energy Select Sector SPDR Fund	4,643,537
123,910	Financial Select Sector SPDR Fund	4,839,925
51,987	First Trust Small Cap Core AlphaDEX Fund	4,675,711
247,112	Invesco DB Commodity Index Tracking Fund	5,540,251
69,360	iShares Cohen & Steers REIT ETF	4,826,069
43,610	SPDR Dow Jones REIT ETF	4,971,976
31,083	Technology Select Sector SPDR Fund	5,034,513
		39,669,277

	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,729,024)	39,669,277

Shares		Fair Value
	SHORT-TERM INVESTMENT — 10.9%
	MONEY MARKET FUND - 10.9%
5,490,981	First American Government Obligations Fund, Class X, 0.03%(c) (d)(e)	5,490,981
	TOTAL MONEY MARKET FUND (Cost $5,490,981)	5,490,981

	TOTAL SHORT-TERM INVESTMENT (Cost $5,490,981)	5,490,981

Contracts		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.8%
	PUT OPTIONS PURCHASED - 0.8%
104	S&P500 EMINI OPTN	GS	03/18/2022	$4,300	$22,360,000	$380,900
	TOTAL PUT OPTIONS PURCHASED (Cost - $503,100)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $503,100)					380,900

	TOTAL INVESTMENTS - 90.5% (Cost $42,723,105)					$45,541,158
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.5%					4,755,417
	NET ASSETS - 100.0%					$50,296,575

See accompanying notes to consolidated financial statements.

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
13	ICE Brent Crude Oil Future(f)	05/31/2022	$1,112,406	$156,990
10	NYMEX Henry Hub Natural Gas Futures(f)	04/27/2022	466,000	52,690
13	NYMEX Light Sweet Crude Oil Future(f)	02/22/2022	1,145,950	137,280
75	NYMEX Light Sweet Crude Oil Future(f)	12/20/2022	5,815,950	742,200
11	NYMEX NY Harbor ULSD Futures(f)	05/31/2022	1,180,946	71,064
12	NYMEX Reformulated Gasoline Blendstock for Oxygen(f)	11/30/2022	1,120,140	22,231
	TOTAL FUTURES CONTRACTS			$1,182,455

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipt

GS	Goldman Sachs

(a)	Affiliated Exchange Traded Fund.

(b)	Affiliated Company - The Arrow DWA Tactical: Macro Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2022.

(d)	All or a portion of this investment is a holding of the ADWAT Fund Limited.

(e)	All or a portion of this investment is pledged as collateral for swap agreements.

(f)	Each contract is equivalent to one futures contract.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUND — 42.6%
	MIXED ALLOCATION - 42.6%
424,277	Arrow Reserve Capital Management ETF(a) (b)	$42,291,847

	TOTAL EXCHANGE-TRADED FUND (Cost $42,474,830)	42,291,847

Shares		Fair Value
	SHORT-TERM INVESTMENT — 51.0%
	MONEY MARKET FUND - 51.0%
50,716,918	First American Government Obligations Fund, Class X, 0.03%(c) (d) (e)	50,716,918
	TOTAL MONEY MARKET FUND (Cost $50,716,918)	50,716,918

	TOTAL SHORT-TERM INVESTMENT (Cost $50,716,918)	50,716,918

	TOTAL INVESTMENTS – 93.6% (Cost $93,191,748)	$93,008,765
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.4%	6,376,138
	NET ASSETS - 100.0%	$99,384,903

ETF	-Exchange-Traded Fund

MS	-Morgan Stanley

(a)	Affiliated Exchange Traded Fund.

(b)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.

(c)	Rate disclosed is the seven day effective yield as of January 31, 2022.

(d)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”).

(e)	All or a portion of this investment is pledged as collateral for swap agreements.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2022

FINANCIAL INDEX SWAP
Notional Value at January 31, 2022	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$39,052,542	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. (“Dunn”)	6/21/2022	$4,459,987

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of January 31, 2022.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
36	Aussie 10Yr Bond	Mar-22	Morgan Stanley	$3,534,869	0.17%	$6,068
100	CAC Index	Feb-22	Morgan Stanley	7,852,585	0.39%	(222,227)
36	Canadian Dollar CME	Mar-22	Morgan Stanley	2,796,358	0.14%	(33,463)
51	CFE VIX	Apr-22	Morgan Stanley	1,304,492	0.06%	(857)
36	CFE VIX	May-22	Morgan Stanley	908,240	0.04%	(347)
12	Dax Index	Mar-22	Morgan Stanley	5,402,756	0.27%	(128,451)
12	Emini Nasdaq	Mar-22	Morgan Stanley	3,719,404	0.18%	(321,191)
36	Emini S&P	Mar-22	Morgan Stanley	8,213,799	0.41%	(309,003)
1	Emini S&P 1 Weekly Opti	Feb-22	Morgan Stanley	41	0.00%	41
148	Euro_Stoxx50	Mar-22	Morgan Stanley	6,885,479	0.34%	(134,993)
147	FTSE Index	Mar-22	Morgan Stanley	14,618,354	0.72%	256,259
6	Japan Govt Bond OSE	Mar-22	Morgan Stanley	7,547,640	0.37%	(14,689)
509	Mexican Peso CME	Mar-22	Morgan Stanley	12,254,079	0.61%	(21,581)
56	Mini Dow	Mar-22	Morgan Stanley	9,740,849	0.48%	(199,877)
39	SFE SPI 200	Mar-22	Morgan Stanley	4,779,383	0.24%	(156,983)
6	U.S. T.Bond	Mar-22	Morgan Stanley	896,187	0.04%	120
						$(1,281,174)

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(672)	2 Yr T-Note	Mar-22	Morgan Stanley	$(145,558,396)	7.21%	$1,007,282
(370)	5 Yr T-Note	Mar-22	Morgan Stanley	(44,047,004)	2.18%	440,189
(886)	Aussie 3 Yr Bond	Mar-22	Morgan Stanley	(71,173,236)	3.52%	15,314
(179)	Australian Dollar CME	Mar-22	Morgan Stanley	(12,697,124)	0.63%	132,615
(69)	British Pound CME	Mar-22	Morgan Stanley	(5,811,178)	0.29%	(14,972)
(8)	CFE VIX	Feb-22	Morgan Stanley	(190,820)	0.01%	—
(70)	CFE VIX	Mar-22	Morgan Stanley	(1,789,754)	0.09%	(20,758)
(1)	Emini S&P 1 Weekly Opti	Feb-22	Morgan Stanley	(384)	0.00%	(384)
(569)	Erx 2 Bund	Mar-22	Morgan Stanley	(71,595,584)	3.54%	88,240
(290)	Erx Bobl	Mar-22	Morgan Stanley	(43,099,107)	2.13%	258,477
(153)	EUR/USD CME	Mar-22	Morgan Stanley	(21,466,575)	1.06%	133,918
(1,161)	Euribor	Sep-23	Morgan Stanley	(325,622,949)	16.12%	826,580
(100)	Euro Bund	Mar-22	Morgan Stanley	(18,980,215)	0.94%	89,174
(766)	Eurodollars	Dec-23	Morgan Stanley	(751,077,796)	37.18%	502,824
(84)	Gilts	Mar-22	Morgan Stanley	(13,706,212)	0.68%	96,197
(24)	Hang Seng Index	Feb-22	Morgan Stanley	(3,671,593)	0.18%	50,032
(927)	ICE 3Mth Sonia Future	Jun-23	Morgan Stanley	(306,858,758)	15.19%	1,176,871
(265)	Japanese Yen CME	Mar-22	Morgan Stanley	(28,804,240)	1.43%	230,759
(15)	OSK Nikkei	Mar-22	Morgan Stanley	(3,612,237)	0.18%	9,598
(60)	Sw iss Franc CME	Mar-22	Morgan Stanley	(8,177,220)	0.40%	11,589
(9)	Topix Index	Mar-22	Morgan Stanley	(1,426,074)	0.07%	(13,730)
(79)	U.S. 10 Yr Notes	Mar-22	Morgan Stanley	(10,071,306)	0.50%	(9,103)
						$5,010,712

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 2.01%.

See accompanying notes to consolidated financial statements.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2022

COMMODITY INDEX SWAP ++
Notional Value at January 31, 2022	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$55,560,408	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/21/2022	$1,362,140

Net Unrealized Appreciation on Swap Contracts						$5,822,127

++	All these contracts are holdings of the Arrow MFT Fund Limited.

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of January 31, 2022.

Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
108	Aluminium LME	Mar-22	Morgan Stanley	$8,202,688	5.16%	$149,188
172	Beanoil	Mar-22	Morgan Stanley	6,673,471	4.20%	582,961
95	Brent Oil	Apr-22	Morgan Stanley	8,470,920	5.33%	877,447
41	Coffee NY	Mar-22	Morgan Stanley	3,634,049	2.29%	(46,229)
3	Coffee NY	May-22	Morgan Stanley	253,970	0.16%	108
243	Corn	Mar-22	Morgan Stanley	7,621,080	4.79%	246,421
132	Cotton	Mar-22	Morgan Stanley	8,437,934	5.31%	866,797
101	Crude Oil	Apr-22	Morgan Stanley	8,705,499	5.47%	617,369
97	Gas Oil LDN	Apr-22	Morgan Stanley	7,409,061	4.66%	482,009
86	Gasoline Blendstock	Apr-22	Morgan Stanley	9,640,004	6.06%	638,830
41	Gold CMX	Apr-22	Morgan Stanley	7,404,743	4.66%	(133,946)
88	Heating Oil	Apr-22	Morgan Stanley	9,766,811	6.14%	610,869
13	Hi Gr. Copper	Mar-22	Morgan Stanley	1,450,917	0.91%	(46,636)
37	Kcbt Red Wheat	Mar-22	Morgan Stanley	1,460,371	0.92%	(70,038)
58	Lean Hogs	Apr-22	Morgan Stanley	2,238,413	1.41%	73,228
35	Natural Gas	Apr-22	Morgan Stanley	1,658,142	1.04%	248,335
62	Soybeans	Mar-22	Morgan Stanley	4,643,590	2.92%	448,650
80	Sugar NY	Mar-22	Morgan Stanley	1,623,615	1.02%	(69,389)
11	Wheat	Mar-22	Morgan Stanley	401,355	0.25%	(25,894)
						$5,450,080

Open Short Future Contracts
(12)	Beanmeal	Mar-22	Morgan Stanley	(481,870)	0.30%	(31,950)
(8)	Cocoa NY	May-22	Morgan Stanley	(197,549)	0.12%	(2,330)
(12)	Cocoa NY	Mar-22	Morgan Stanley	(315,035)	0.20%	(6,892)
(76)	Live Cattle	Apr-22	Morgan Stanley	(4,377,927)	2.75%	(86,399)
(13)	Silver CMX	Mar-22	Morgan Stanley	(1,502,619)	0.94%	26,879
						$(100,692)

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 32.99%.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2022

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$29,274,125	$37,600,226	$50,716,918
Affiliated companies, At cost	11,852,444	5,122,879	42,474,830
Investments, At cost	$41,126,569	$42,723,105	$93,191,748
Unaffiliated companies, At value	$31,198,321	$40,403,863	$50,716,918
Affiliated companies, At value	13,891,623	5,137,295	42,291,847
Investments, At value	$45,089,944	$45,541,158	$93,008,765
Cash	31,113	—	603,216
Deposits with brokers:
Futures - Goldman Sachs & Co. LLC	—	2,787,842	—
Options - Goldman Sachs & Co. LLC	554,783	894,690	—
Unrealized appreciation on swap contracts	245,760	—	5,822,127
Variation margin - due from broker	—	1,182,455	—
Receivable for Fund shares sold	732	—	37,661
Dividends and interest receivable	8,048	124	—
Prepaid expenses and other assets	31,147	18,691	36,133
TOTAL ASSETS	45,961,527	50,424,960	99,507,902

LIABILITIES
Payable for swap contracts	—	—	10,886
Payable for Fund shares repurchased	42,410	16,786	8,122
Investment advisory fees payable	32,535	37,902	68,987
Distribution (12b-1) fees payable	6,202	8,406	3,626
Payable to related parties	18,167	19,301	4,334
Payable for third party administrative servicing fees	12,356	21,146	9,471
Payable for audit fees	9,678	9,690	9,667
Payable for printing fees	5,387	8,036	5,838
Accrued expenses and other liabilities	5,868	7,118	2,068
TOTAL LIABILITIES	132,603	128,385	122,999
NET ASSETS	$45,828,924	$50,296,575	$99,384,903

Net Assets Consist Of:

Paid in capital	$41,089,004	$45,325,989	$95,414,066
Accumulated Earnings	4,739,920	4,970,586	3,970,837
NET ASSETS	$45,828,924	$50,296,575	$99,384,903

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
January 31, 2022

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
	(Consolidated)	(Consolidated)	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$30,860,162	$27,198,793	$7,328,152
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,532,642	3,029,777	1,115,761
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$12.18	$8.98	$6.57
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$12.92	$9.53	$6.97

Class C Shares:
Net Assets	$6,728,486	$6,775,353	$1,817,453
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	614,972	845,560	294,253
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$10.94	$8.01	$6.18

Institutional Class Shares:
Net Assets	$8,240,276	$16,322,429	$90,239,298
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	661,370	1,800,098	13,560,563
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$12.46	$9.07	$6.65

(a)	For each of the Funds redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2022

	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$299,241	$304,207	$16,913
Dividends from affiliated companies	196,062	53,238	—
Interest	136	613	6,623
TOTAL INVESTMENT INCOME	495,439	358,058	23,536

EXPENSES
Investment advisory fees	229,641	239,502	414,752
Distribution (12b-1) fees, Class A	41,014	34,744	8,381
Distribution (12b-1) fees, Class C	37,815	40,097	9,067
Administrative services fees	42,752	42,125	67,007
Registration fees	33,276	33,228	33,636
Third Party Administrative Servicing Fees	26,474	32,554	17,281
Transfer agent fees	24,379	24,211	33,375
Professional fees	19,273	18,726	21,746
Accounting services fees	18,221	18,057	23,781
Printing and postage expenses	7,862	8,878	9,382
Custodian fees	5,970	5,897	6,693
Trustees’ fees and expenses	3,336	3,344	3,360
Compliance officer fees	2,698	2,574	4,359
Insurance expense	2,415	2,528	3,756
Other expenses	1,071	1,076	1,073
TOTAL EXPENSES	496,197	507,541	657,649
Less: Fees waived	(3,863)	(1,092)	(10,714)
NET EXPENSES	492,334	506,449	646,935

NET INVESTMENT INCOME (LOSS)	3,105	(148,391)	(623,399)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Security transactions, unaffiliated companies	420,607	1,379,863	(5,151)
Security transactions, affiliated companies	51,369	170,839	—
Futures contracts	—	1,165,094	—
Swap contracts	(52,225)	—	(531,607)
Written options	24,318	(19,155)	—
	444,069	2,696,641	(536,758)
Net change in unrealized appreciation/ (depreciation) of:
Securities and foreign currency translations,
Securities, unaffiliated companies	(1,764,540)	(490,278)	—
Securities, affiliated companies	(761,223)	(54,202)	(160,704)
Futures contracts	—	110,905	—
Swap contracts	266,982	—	6,186,347
Written Options	75,150	106,463	—
	(2,183,631)	(327,112)	6,025,643
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,739,562)	2,369,529	5,488,885

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,736,457)	$2,221,138	$4,865,486

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2022	Year Ended
	(Unaudited)	July 31, 2021
FROM OPERATIONS
Net investment income (loss)	$3,105	$(467,638)
Net realized gain from securities, futures contracts, options written and swap contracts	444,069	5,920,263
Net change in unrealized appreciation (depreciation) of securities, futures contracts, options written and swap contracts	(2,183,631)	1,757,863
Net increase (decrease) in net assets resulting from operations	(1,736,457)	7,210,488

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(1,502,443)	(2,883,721)
Class C	(375,054)	(2,032,297)
Institutional Class	(417,991)	(820,248)
Net decrease in net assets from distributions to shareholders	(2,295,488)	(5,736,266)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	766,995	11,063,789
Class C	189,526	823,744
Institutional Class	575,697	8,877,445
Net asset value of shares issued in reinvestment of distributions:
Class A	1,385,688	2,600,094
Class C	370,689	1,990,967
Institutional Class	399,361	763,539
Redemption fee proceeds:
Class A	—	2
Class C	—	23
Institutional Class	—	1
Payments for shares redeemed:
Class A	(2,068,329)	(6,742,379)
Class C	(1,313,043)	(13,158,738)
Institutional Class	(5,988,936)	(2,785,469)
Net increase (decrease) in net assets from shares of beneficial interest	(5,682,352)	3,433,018
TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,714,297)	4,907,240

NET ASSETS
Beginning of Period	55,543,221	50,635,981
End of Period	$45,828,924	$55,543,221

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2022	Year Ended
	(Unaudited)	July 31, 2021

SHARE ACTIVITY - Class A
Shares Sold	59,008	871,406
Shares Reinvested	110,869	209,011
Shares Redeemed	(159,095)	(516,021)
Net increase in shares of beneficial interest outstanding	10,782	564,396

SHARE ACTIVITY - Class C
Shares Sold	19,208	67,964
Shares Reinvested	30,022	175,880
Shares Redeemed	(112,940)	(1,130,186)
Net decrease in shares of beneficial interest outstanding	(63,710)	(886,342)

SHARE ACTIVITY - Institutional Class
Shares Sold	42,732	671,532
Shares Reinvested	31,249	60,263
Shares Redeemed	(446,163)	(210,371)
Net increase (decrease) in shares of beneficial interest outstanding	(372,182)	521,424

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2022	Year Ended
	(Unaudited)	July 31, 2021
FROM OPERATIONS
Net investment loss	$(148,391)	$(629,003)
Net realized gain from securities, futures contracts and options written	2,696,641	17,979,138
Net change in unrealized depreciation of securities, futures contracts and options written	(327,112)	(6,033,801)
Net increase in net assets resulting from operations	2,221,138	11,316,334

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(5,268,646)	(1,261,103)
Class C	(1,517,162)	(1,342,714)
Institutional Class	(3,175,301)	(1,256,127)
Net decrease in net assets from distributions to shareholders	(9,961,109)	(3,859,944)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,869,793	11,538,503
Class C	137,994	200,836
Institutional Class	567,482	4,054,869
Net asset value of shares issued in reinvestment of distributions:
Class A	4,770,641	1,053,786
Class C	1,462,708	1,297,839
Institutional Class	2,903,798	1,126,772
Redemption fee proceeds:
Class A	—	1
Class C	—	24
Institutional Class	—	4
Payments for shares redeemed:
Class A	(2,612,349)	(5,840,357)
Class C	(2,667,288)	(15,533,761)
Institutional Class	(2,649,464)	(36,349,973)
Net increase (decrease) in net assets from shares of beneficial interest	3,783,315	(38,451,457)

TOTAL DECREASE IN NET ASSETS	(3,956,656)	(30,995,067)

NET ASSETS
Beginning of Period	54,253,231	85,248,298
End of Period	$50,296,575	$54,253,231

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2022	Year Ended
	(Unaudited)	July 31, 2021
SHARE ACTIVITY - Class A
Shares Sold	178,305	1,161,446
Shares Reinvested	530,071	107,749
Shares Redeemed	(256,444)	(572,884)
Net increase in shares of beneficial interest outstanding	451,932	696,311

SHARE ACTIVITY - Class C
Shares Sold	14,243	21,493
Shares Reinvested	181,929	144,044
Shares Redeemed	(283,722)	(1,694,492)
Net decrease in shares of beneficial interest outstanding	(87,550)	(1,528,955)

SHARE ACTIVITY - Institutional Class
Shares Sold	53,896	397,552
Shares Reinvested	319,450	114,509
Shares Redeemed	(254,462)	(3,624,284)
Net increase (decrease) in shares of beneficial interest outstanding	118,884	(3,112,223)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2022	Year Ended
	(Unaudited)	July 31, 2021
FROM OPERATIONS
Net investment loss	$(623,399)	$(1,129,234)
Net realized gain (loss) from securities and swap contracts	(536,758)	6,979,745
Net change in unrealized appreciation (depreciation) of securities and swap contracts	6,025,643	(628,194)
Net increase in net assets resulting from operations	4,865,486	5,222,317

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(149,420)	—
Class C	(25,640)	—
Class I	(2,061,747)	—
Net decrease in net assets from distributions to shareholders	(2,236,807)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,819,869	1,707,814
Class C	71,538	150,155
Institutional Class	16,882,548	21,442,534
Net asset value of shares issued in reinvestment of distributions:
Class A	138,170	—
Class C	23,886	—
Class I	1,677,257	—
Redemption fee proceeds:
Class A	401	114
Class C	—	19
Institutional Class	3,568	1,306
Payments for shares redeemed:
Class A	(1,358,067)	(3,030,184)
Class C	(154,313)	(835,299)
Institutional Class	(14,852,396)	(15,953,376)
Net increase in net assets from shares of beneficial interest	4,252,461	3,483,083

TOTAL INCREASE IN NET ASSETS	6,881,140	8,705,400

NET ASSETS
Beginning of Period	92,503,763	83,798,363
End of Period	$99,384,903	$92,503,763

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2022	Year Ended
	(Unaudited)	July 31, 2021
SHARE ACTIVITY - Class A
Shares Sold	285,390	280,210
Shares Reinvested	22,467	—
Shares Redeemed	(219,026)	(501,298)
Net increase (decrease) in shares of beneficial interest outstanding	88,831	(221,088)

SHARE ACTIVITY - Class C
Shares Sold	12,169	26,948
Shares Reinvested	4,125	—
Shares Redeemed	(25,330)	(147,801)
Net decrease in shares of beneficial interest outstanding	(9,036)	(120,853)

SHARE ACTIVITY - Institutional Class
Shares Sold	2,563,273	3,407,798
Shares Reinvested	269,223	—
Shares Redeemed	(2,384,757)	(2,608,467)
Net increase in shares of beneficial interest outstanding	447,739	799,331

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year		Year	Year	Year
	Ended		Ended	Ended		Ended	Ended	Ended
	January 31, 2022		July 31,	July 31,		July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2021	2020		2019	2018	2017
Net asset value, beginning of period	$13.25		$12.92	$11.91		$12.84	$13.03	$12.88

Activity from investment operations:
Net investment income (loss) (1)	—		(0.10)	(0.00	) (3)	0.04	0.03	0.02
Net realized and unrealized gain (loss) on investments	(0.45)		1.92	1.25		0.00 (3)	0.71	0.13 (6)
Total from investment operations	(0.45)		1.82	1.25		0.04	0.74	0.15

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	—		(0.03)	(0.15)		—	—	—
Net realized gains	(0.62)		(1.46)	(0.09)		(0.97)	(0.93)	—
Total distributions	(0.62)		(1.49)	(0.24)		(0.97)	(0.93)	—

Net asset value, end of period	$12.18		$13.25	$12.92		$11.91	$12.84	$13.03

Total return (2)	(3.55	)% (9)	14.81%	10.72%		1.22%	5.69%	1.16%

Net assets, end of period (000s)	$30,860		$33,420	$25,289		$29,818	$38,242	$47,343

Ratio of gross expenses to average net assets (4)(7)	1.89	% (8)	1.86%	1.83%		1.73%	1.60%	1.56%
Ratio of net expenses to average net assets (4)	1.87	% (8)	1.85%	1.82%		1.72%	1.57%	1.51%
Ratio of net investment income (loss) to average net assets (4)(5)	0.07	% (8)	(0.76)%	(0.04)%		0.34%	0.19%	0.17%
Portfolio Turnover Rate	58	% (9)	112%	124%		121%	115%	169%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2022		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.01		$11.89	$10.92	$11.95	$12.27	$12.22

Activity from investment operations:
Net investment loss (1)	(0.04)		(0.17)	(0.09)	(0.04)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.41)		1.75	1.16	(0.02)	0.68	0.12 (6)
Total from investment operations	(0.45)		1.58	1.07	(0.06)	0.61	0.05

Paid-in-capital from redemption fees	0.00		0.00 (3)	—	0.00 (3)	0.00 (3)	0.00 (3)

Less distributions from:
Net investment income	—		—	(0.01)	—	—	—
Net realized gains	(0.62)		(1.46)	(0.09)	(0.97)	(0.93)	—
Total distributions	(0.62)		(1.46)	(0.10)	(0.97)	(0.93)	—

Net asset value, end of period (000s)	$10.94		$12.01	$11.89	$10.92	$11.95	$12.27

Total return (2)	(3.91	)% (9)	14.04%	9.87%	0.43%	4.95%	0.41%

Net assets, end of period	$6,728		$8,150	$18,613	$23,547	$42,837	$55,091

Ratio of gross expenses to average net assets (4)(7)	2.64	% (8)	2.61%	2.58%	2.48%	2.35%	2.31%
Ratio of net expenses to average net assets (4)	2.62	% (8)	2.60%	2.57%	2.47%	2.32%	2.26%
Ratio of net investment loss to average net assets (4)(5)	(0.68	)% (8)	(1.51)%	(0.79)%	(0.35)%	(0.55)%	(0.57)%
Portfolio Turnover Rate	58	% (9)	112%	124%	121%	115%	169%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2022		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.52		$13.15	$12.12	$13.02	$13.16	$12.98

Activity from investment operations:
Net investment income (loss) (1)	0.02		(0.07)	0.03	0.09	0.06	0.05
Net realized and unrealized gain (loss) on investments	(0.46)		1.96	1.27	(0.02)	0.73	0.13 (6)
Total from investment operations	(0.44)		1.89	1.30	0.07	0.79	0.18

Paid-in-capital from redemption fees	0.00		0.00 (3)	—	0.00 (3)	0.00 (3)	0.00 (3)

Less distributions from:
Net investment income	—		(0.06)	(0.18)	—	—	—
Net realized gains	(0.62)		(1.46)	(0.09)	(0.97)	(0.93)	—
Total distributions	(0.62)		(1.52)	(0.27)	(0.97)	(0.93)	—

Net asset value, end of period	$12.46		$13.52	$13.15	$12.12	$13.02	$13.16

Total return (2)	(3.40	)% (9)	15.14%	11.02%	1.44%	6.02%	1.39%

Net assets, end of period (000s)	$8,240		$13,973	$6,735	$10,707	$10,776	$14,699

Ratio of gross expenses to average net assets (4)(7)	1.64	% (8)	1.61%	1.58%	1.48%	1.35%	1.31%
Ratio of net expenses to average net assets (4)	1.62	% (8)	1.59%	1.57%	1.47%	1.32%	1.26%
Ratio of net investment income (loss) to average net assets (4)(5)	0.32	% (8)	(0.51)%	0.27%	0.74%	0.44%	0.43%
Portfolio Turnover Rate	58	% (9)	112%	124%	121%	115%	169%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2022		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.59		$9.50	$9.94	$10.77	$10.70	$10.41

Activity from investment operations:
Net investment income (loss) (1)	(0.03)		(0.10)	0.01	0.02	0.00 (3)	0.06
Net realized and unrealized gain (loss) on investments	0.48		1.89	0.20	(0.49)	1.07	0.54
Total from investment operations	0.45		1.79	0.21	(0.47)	1.07	0.60

Paid-in-capital from redemption fees (3)	—		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	—		(0.49)	(0.09)	—	(0.01)	(0.17)
Net realized gains	(2.06)		(0.21)	(0.56)	(0.36)	(0.99)	(0.14)
Total distributions	(2.06)		(0.70)	(0.65)	(0.36)	(1.00)	(0.31)

Net asset value, end of period	$8.98		$10.59	$9.50	$9.94	$10.77	$10.70

Total return (2)	4.25	% (8)	19.46%	2.03%	(3.93)%	10.23%	5.92%

Net assets, end of period (000s)	$27,199		$27,287	$17,875	$25,373	$39,007	$39,848

Ratio of gross expenses to average net assets (4)(6)	1.88	% (7)	1.83%	1.74%	1.61%	1.54%	1.58%
Ratio of net expenses to average net assets (4)	1.87	% (7)	1.83%	1.74%	1.61%	1.54%	1.58%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.52	)% (7)	(0.98)%	0.07%	0.22%	0.01%	0.56%
Portfolio Turnover Rate	48	% (8)	152%	147%	183%	108%	206%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2022		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.70		$8.75	$9.20	$10.08	$10.13	$9.87

Activity from investment operations:
Net investment loss (1)	(0.06)		(0.15)	(0.06)	(0.05)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	0.43		1.72	0.19	(0.47)	1.02	0.51
Total from investment operations	0.37		1.57	0.13	(0.52)	0.94	0.49

Paid-in-capital from redemption fees (3)	—		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	—		(0.41)	(0.02)	—	—	(0.09)
Net realized gains	(2.06)		(0.21)	(0.56)	(0.36)	(0.99)	(0.14)
Total distributions	(2.06)		(0.62)	(0.58)	(0.36)	(0.99)	(0.23)

Net asset value, end of period	$8.01		$9.70	$8.75	$9.20	$10.08	$10.13

Total return (2)	3.78	% (8)	18.51%	1.24%	(4.71)%	9.46%	5.15%

Net assets, end of period (000s)	$6,775		$9,047	$21,539	$31,671	$46,510	$52,682

Ratio of gross expenses to average net assets (4)(6)	2.63	% (7)	2.58%	2.49%	2.36%	2.29%	2.33%
Ratio of net expenses to average net assets (4)	2.62	% (7)	2.58%	2.49%	2.36%	2.29%	2.33%
Ratio of net investment loss to average net assets (4)(5)	(1.31	)% (7)	(1.62)%	(0.67)%	(0.49)%	(0.80)%	(0.21)%
Portfolio Turnover Rate	48	% (8)	152%	147%	183%	108%	206%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year		Year	Year
	Ended		Ended	Ended	Ended		Ended	Ended
	January 31, 2022		July 31,	July 31,	July 31,		July 31,	July 31,
Institutional Class Shares	(Unaudited)		2021	2020	2019		2018	2017
Net asset value, beginning of period	$10.66		$9.56	$10.01	$10.82		$10.75	$10.46

Activity from investment operations:
Net investment income (loss) (1)	(0.01)		(0.07)	0.03	0.05		0.02	0.08
Net realized and unrealized gain (loss) on investments	0.48		1.89	0.20	(0.50)		1.08	0.55
Total from investment operations	0.47		1.82	0.23	(0.45)		1.10	0.63

Paid-in-capital from redemption fees (5)	0.00		0.00	0.00	0.00		0.00	0.00

Less distributions from:
Net investment income	—		(0.51)	(0.12)	(0.00	) (5)	(0.04)	(0.20)
Net realized gains	(2.06)		(0.21)	(0.56)	(0.36)		(0.99)	(0.14)
Total distributions	(2.06)		(0.72)	(0.68)	(0.36)		(1.03)	(0.34)

Net asset value, end of period	$9.07		$10.66	$9.56	$10.01		$10.82	$10.75

Total return (2)	4.41	% (8)	19.73%	2.23%	(3.69)%		10.47%	6.20%

Net assets, end of period (000s)	$16,322		$17,919	$45,834	$63,635		$89,990	$93,955

Ratio of gross expenses to average net assets (3)(6)	1.63	% (7)	1.58%	1.49%	1.36%		1.29%	1.33%
Ratio of net expenses to average net assets (3)	1.62	% (7)	1.58%	1.49%	1.36%		1.29%	1.33%
Ratio of net investment income (loss) to average net assets (3)(4)	(0.27	)% (7)	(0.65)%	0.34%	0.51%		0.22%	0.77%
Portfolio Turnover Rate	48	% (8)	152%	147%	183%		108%	206%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year		Year	Year	Year
	Ended		Ended	Ended		Ended	Ended	Ended
	January 31, 2022		July 31,	July 31,		July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2021	2020		2019	2018	2017
Net asset value, beginning of period	$6.33		$5.94	$7.37		$7.62	$7.23	$9.64

Activity from investment operations:
Net investment income (loss) (1)	(0.05)		(0.09)	(0.00	) (4)	0.06	(0.01)	(0.07)
Net realized and unrealized gain (loss) on investments	0.43		0.48	(0.71)		0.73	0.58	(1.64)
Total from investment operations	0.38		0.39	(0.71)		0.79	0.57	(1.71)

Paid-in-capital from redemption fees (4)	0.00		0.00	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	(0.14)		—	(0.72)		(1.04)	(0.18)	(0.70)
Total distributions	(0.14)		—	(0.72)		(1.04)	(0.18)	(0.70)

Net asset value, end of period	$6.57		$6.33	$5.94		$7.37	$7.62	$7.23

Total return (2)	6.13	% (8)	6.57%	(11.47)%		12.80%	7.64%	(18.10)%

Net assets, end of period (000s)	$7,328		$6,502	$7,415		$12,524	$25,422	$49,728

Ratio of gross expenses to average net assets (3)(5)	1.56	% (7)	1.61%	1.53%		1.47%	1.40%	1.37%
Ratio of net expenses to average net assets (5)	1.54	% (7)	1.59%	1.51%		1.43%	1.38%	1.37%
Ratio of net investment income (loss) to average net assets (5)(6)	(1.49	)% (7)	(1.51)%	0.02%		0.91%	(0.12)%	(0.88)%
Portfolio Turnover Rate	0	% (8)	11%	11%		3%	0%	801%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2022		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$5.93		$5.61	$7.02	$7.28	$6.92	$9.29

Activity from investment operations:
Net investment income (loss) (1)	(0.07)		(0.13)	(0.04)	0.01	(0.06)	(0.13)
Net realized and unrealized gain (loss) on investments	0.41		0.45	(0.67)	0.70	0.56	(1.57)
Total from investment operations	0.34		0.32	(0.71)	0.71	0.50	(1.70)

Paid-in-capital from redemption fees (4)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.09)		—	(0.70)	(0.97)	(0.14)	(0.67)
Total distributions	(0.09)		—	(0.70)	(0.97)	(0.14)	(0.67)

Net asset value, end of period	$6.18		$5.93	$5.61	$7.02	$7.28	$6.92

Total return (2)	5.76	% (8)	5.70%	(12.07)%	11.97%	6.92%	(18.66)%

Net assets, end of period (000s)	$1,817		$1,799	$2,379	$4,356	$5,607	$5,272

Ratio of gross expenses to average net assets (3)(5)	2.31	% (7)	2.36%	2.28%	2.22%	2.15%	2.12%
Ratio of net expenses to average net assets (5)	2.29	% (7)	2.34%	2.26%	2.18%	2.13%	2.12%
Ratio of net investment income (loss) to average net assets (5)(6)	(2.24	)% (7)	(2.26)%	(0.70)%	0.10%	(0.83)%	(1.64)%
Portfolio Turnover Rate	0	% (8)	11%	11%	3%	0%	801%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	January 31, 2022		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$6.42		$6.01	$7.44	$7.72	$7.32	$9.74

Activity from investment operations:
Net investment income (loss) (1)	(0.04)		(0.08)	0.02	0.07	0.01	(0.05)
Net realized and unrealized gain (loss) on investments	0.42		0.49	(0.72)	0.75	0.59	(1.66)
Total from investment operations	0.38		0.41	(0.70)	0.82	0.60	(1.71)

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	(0.15)		—	(0.73)	(1.10)	(0.20)	(0.71)
Total distributions	(0.15)		—	(0.73)	(1.10)	(0.20)	(0.71)

Net asset value, end of period	$6.65		$6.42	$6.01	$7.44	$7.72	$7.32

Total return (2)	6.16	% (8)	6.82%	(11.23)%	13.12%	7.88%	(17.94)%

Net assets, end of period (000s)	$90,239		$84,202	$74,005	$110,610	$79,783	$67,565

Ratio of gross expenses to average net assets (4)(5)	1.31	% (7)	1.36%	1.28%	1.21%	1.15%	1.12%
Ratio of net expenses to average net assets (5)	1.29	% (7)	1.34%	1.26%	1.18%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets (5)(6)	(1.26	)% (7)	(1.26)%	0.26%	1.03%	0.18%	(0.65)%
Portfolio Turnover Rate	0	% (8)	11%	11%	3%	0%	801%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

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January 31, 2022

1.	ORGANIZATION

The Arrow DWA Tactical: Balanced Fund (“ADTBF”), formerly Arrow DWA Balanced Fund, the Arrow DWA Tactical: Macro Fund (“ADTMF”), formerly Arrow DWA Tactical Fund and the Arrow Managed Futures Strategy Fund (“AMFSF”) (each a “Fund” and collectively, the “Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are diversified funds. ADTBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTMF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. AMFSF seeks long-term capital appreciation and to achieve absolute returns.

Each Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of the Trust. As a series of the Trust, each Fund is a continuation of a predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class of the Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

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January 31, 2022

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on a proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open- end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount on such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Exchange Traded Funds – An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively

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January 31, 2022

managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

In certain circumstances, securities may be valued at their fair value as determined in good faith by Arrow Investment Advisors, LLC (the “Advisor”) and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is

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January 31, 2022

significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2022 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Tactical: Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$11,332,357	$—	$—	$11,332,357
Exchange Traded Funds	29,127,026	—	—	29,127,026
Exchange Traded Note	1,602,675	—	—	1,602,675
Money Market Fund	2,698,261	—	—	2,698,261
Put Options Purchased	329,625	—	—	329,625
Open Swap Contracts *	—	245,760	—	245,760
Total	$45,089,944	$245,760		$45,335,704

Arrow DWA Tactical: Macro Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$39,669,277	$—	$—	$39,669,277
Money Market Fund	5,490,981	—	—	5,490,981
Put Options Purchased	380,900	—	—	380,900
Variation Margin-Open Long Futures Contracts *	1,182,455	—	—	1,182,455
Total	$46,723,613	$—	$—	$46,723,613

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$42,291,847	$—	$—	$42,291,847
Money Market Fund	50,716,918	—	—	50,716,918
Open Swap Contracts *	—	5,822,127	—	5,822,127
Total	$93,008,765	$5,822,127	$—	$98,830,892

The Funds did not hold any Level 3 securities at the end of the period.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of January 31, 2022.

See Consolidated Portfolios of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – ADWAB Fund Limited (“ADB-CFC”), ADWAT Fund Limited (“ADT-CFC”), and Arrow MFT Fund Limited (“AMFS-CFC”) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADTBF, ADTMF, and AMFSF include the accounts

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2022

of ADB-CFC, ADT-CFC, and AMFS-CFC, respectively, which are wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Each CFC utilizes commodity-based derivative products to facilitate the relevant Fund’s pursuit of its investment objectives. In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, a Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - A Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk - There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed -income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium - and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

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January 31, 2022

Derivatives Risk - The Funds may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a Fund.

Fixed Income Risk - When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter -term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Market Risk – The net asset value of a Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID- 19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Portfolio Turnover Risk - Portfolio turnover refers to the rate at which the securities held by a Fund is replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce a Fund’s return unless the securities traded can

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January 31, 2022

be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Swap Counterparty Credit Risk - Each Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Taxation Risk - By investing in commodities indirectly through a CFC, a Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, any income received from a CFC will be passed through to the relevant Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk - Each CFC will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and CFC, respectively, are organized, could result in the inability of each Fund and/or CFC to operate as described in the Prospectus and could negatively affect each Fund and its shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its CFC.

A summary of each Fund’s investments in its respective CFC are as follows:

		CFC Net Assets at	% of Total Net Assets at
	Inception Date of CFC	January 31, 2022	January 31, 2022
ADB-CFC	12/5/2012	$1,054,352	2.30%
ADT-CFC	12/12/2011	4,689,927	9.32%
AMFS-CFC	7/23/2010	22,853,651	23.00%

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – ADTBF and ADTMF intend to distribute substantially all of their net investment income at least annually and net capital gain annually. AMFSF intends to distribute substantially all of its investment income at least quarterly and net capital gain annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment;

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January 31, 2022

temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2019 – July 31, 2021, or expected to be taken in the Funds’ July 31, 2022 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, if any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations. There were no forward currency contracts held during the six months ended January 31, 2022 for any Fund.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2022

required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2022

exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2022

Derivatives Disclosure

Fair Values of Derivative Instruments in ADTBF as of January 31, 2022:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Financial Index Swap:	Unrealized appreciation on swap contracts	$186,936	Unrealized depreciation on swap contracts	$—
Commodity Index Swap:	Unrealized appreciation on swap contracts	58,824	Unrealized depreciation on swap contracts	—
Put Options Purchased	Investments Securities: Unaffiliated companies at value	329,625	Investments Securities: Unaffiliated companies at value	—

		$575,385		$—

Fair Values of Derivative Instruments in ADTMF as of January 31, 2022:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Futures - Commodity contracts:	Variation margin - due from broker	$1,182,455	Variation margin - due from broker	$—
Put Options Purchased	Investments Securities: Unaffiliated companies at value	380,900	Investments Securities: Unaffiliated companies at value	—

		$1,563,355		$—

Fair Values of Derivative Instruments in AMFSF as of January 31, 2022:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Financial Index Swap:	Unrealized appreciation on swap contracts	$4,459,987	Unrealized depreciation on swap contracts	$—
Commodity Index Swap:	Unrealized appreciation on swap contracts	1,362,140	Unrealized depreciation on swap contracts	—

		$5,822,127		$—

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2022

The average notional value of the derivative instruments for the six months ended January 31, 2022 is disclosed below:

Average Notional Value
	Long	Purchased Put	Written Call	Financial Index	Commodity Index
	Futures	Options	Options	Swap	Swap
ADTBF	$—	$14,690,000	$—	$1,994,962	$2,903,668
ADTMF	1,874,339	18,333,333	—	—	—
AMFSF	—	—	—	43,765,427	57,817,626

The effect of Derivative Instruments on the Consolidated Statements of Operations for the six months ended January 31, 2022:

ADTBF
	Commodity	Financial	Equity
Location	Contracts	Contracts	Contracts	Total
Net realized gain (loss) from:
Swap contracts	$(178,080)	$125,855	$—	$(52,225)
Securities, unaffiliated companies	—	—	(713,460)	(713,460)
Written Options	—	—	24,318	24,318
Total net realized gain (loss)	$(178,080)	$125,855	$(689,142)	$(741,367)
Net change in unrealized appreciation (depreciation) of:
Swap contracts	$62,900	$204,082	$—	$266,982
Securities, unaffiliated companies	—	—	(105,750)	(105,750)
Written Options	—	—	75,150	75,150
Total net change in unrealized appreciation (depreciation)	$62,900	$204,082	(30,600)	$236,382

ADTMF
	Commodity	Financial	Equity
Location	Contracts	Contracts	Contracts	Total
Net realized gain (loss) from:
Futures contracts	$1,165,094	$—	$—	$1,165,094
Written options	—	—	(19,155)	(19,155)
Total net realized gain (loss)	$1,165,094	$—	$(19,155)	$1,145,939

Net change in unrealized appreciation (depreciation) of:
Futures contracts	$110,905	$—	$—	$110,905
Written Options	—	—	106,463	106,463
Total net change in unrealized appreciation	$110,905	$—	$106,463	$217,368

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2022

AMFSF
	Commodity	Financial
Location	Contracts	Contracts	Total
Net realized gain (loss) from:
Swap contracts	$3,617,907	$(4,149,514)	$(531,607)
Total net realized gain (loss)	$3,617,907	$(4,149,514)	$(531,607)
Net change in unrealized appreciation of:
Swap contracts	$4,763,884	$1,422,463	$6,186,347
Total net change in unrealized appreciation	$4,763,884	$1,422,463	$6,186,347

Credit Facility – The Funds have collectively entered into a $8.5 million secured Revolving Credit Agreement (the “Agreement”) with MUFG Union Bank, National Association, effective September 22, 2020. Prior to September 22, 2020, the agreement was for $15 million. Under the terms of the Agreement, each Fund may not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowing will be used only for temporary or emergency purposes including the financing of redemptions. Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing. The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing.

During the six months ended January 31, 2022, no Funds utilized the line of credit and did not incur any interest expense. At January 31, 2022, there were no outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2022

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the six months ended January 31, 2022, each Fund was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2022.

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statements of Assets	Presented in the Statements	Financial	Cash Collateral
	Recognized Assets	& Liabilities	of Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
ADTBF
Swap Contracts - Morgan Stanley	$245,760	$—	$245,760	$—	$—	$245,760
Put Options Purchased -Goldman Sachs	329,625	—	329,625	—	329,625
Total	$575,385	$—	$575,385	$—	$—	$575,385

ADTMF
Put Options Purchased -Goldman Sachs	$380,900	$—	$380,900	$—	$—	$380,900
Futures Contracts - Goldman Sachs	1,182,455	—	1,182,455	—	—	1,182,455
Total	$1,563,355	$—	$1,563,355	$—	$—	$1,563,355

AMFSF
Swaps Contracts - Morgan Stanley	$5,822,127	$—	$5,822,127	$—	$—	$5,822,127
Total	$5,822,127	$—	$5,822,127	$—	$—	$5,822,127

4.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2022, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
ADBF	$26,835,714	$40,104,656
ADTMF	21,148,389	32,439,085
AMFSF	—	149,685

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2022

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor.

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of ADTBF and ADTMF average daily net assets and 0.85% of AMFSF average daily net assets.

Pursuant to an exemptive order, each Fund may invest a portion of its assets in the other funds managed by the Advisor. During the six month ended January 31, 2022, ADTBF invested in Arrow DWA Tactical: International ETF (“DWCR”), Arrow Reserve Capital Management ETF (“ARCM”) and Arrow Reverse Cap 500 ETF (“YPS”). ADTMF invested in YPS and AMFSF invested in ARCM, among other funds managed by the Advisor. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of ADTBF’s assets that are invested in ARCM, DWCR, and YPS and waive 0.05% of its advisory fee on the portion of ADTMF and AMFSF’s assets that are invested in YPS and ARCM, respectively. For the six months ended January 31, 2022, the Advisor waived $ 3,863, $1,092 and $10,714, in fees for ADTBF, ADTMF and AMFSF, respectively, pursuant to its agreement.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the six months ended January 31, 2022, the Distributor received $6,416, of which $866 was retained in commissions.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2022

Ultimus Fund Services, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended January 31, 2022, ADTBF, ADTMF and AMFSF assessed $0, $0 and $3,969 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

ADTBF and ADTMF each currently invest a portion of its assets in Arrow Reverse Cap 500 ETF (“YPS”), a series of the Trust that is advised by the Advisor. YPS’s seeks to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index. YPS’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in YPS at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and ADTMF is directly affected by the performance of YPS. The financial statements of YPS, including the portfolio of investments, can be found at YPS’s website, www.arrowfunds.com, or the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of January 31, 2022, ADTBF owned 5.7% and ADTMF owned 20.8% of YPS. As of January 31, 2022, the percentage of ADTBF and ADTMF’s net assets invested in YPS was 3.1% and 10.2%, respectively.

ADTBF and AMFSF each invests a portion of its assets in ARCM, a series of the Trust that is advised by the Advisor. ARCM seeks to preserve capital while maximizing current income. ARCM’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in ARCM at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and AMFSF is directly affected by the performance of ARCM. The financial statements of ARCM, including the portfolio of investments, can be found at ARCM’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of January 31, 2022, ADTBF and AMFSF owned 2.8% and 83.2% of ARCM. As of January 31, 2022, the percentage of ADTBF and AMFSF’s net assets invested in ARCM was 3.1% and 42.6%, respectively.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2022

ADTBF invests a portion of its assets in DWCR, a series of the Trust that is advised by the Advisor. DWCR seeks long- term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index. DWCR’s securities valuation policies are similar to ADTBF’s policies. ADTBF may sell or redeem its investment in DWCR at any time if the Advisor determines that it is in the best interest of ADTBF and its shareholders to do so. The performance of ADTBF is directly affected by the performance of DWCR. The financial statements of DWCR, including the portfolio of investments, can be found at DWCR’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the ADTBF financial statements. As of January 31, 2022, ADTBF owned 72.8% of DWCR. As of January 31, 2022, the percentage of ADTBF’s net assets invested in DWCR was 24.1%.

AMFSF invests a portion of its assets in the First American Government Obligations Fund - Class X (“First American”) . First American is a series of First American Funds, Inc., which is registered under the 1940 Act as open-end management investment company. AMFSF may redeem its investment in First American at any time if the Advisor determines that it is in the best interest of AMFSF and its shareholders to do so. The performance of AMFSF is directly affected by the performance of First American. The financial statements of First American, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with AMFSF’s financial statements. As of January 31, 2022, the percentage of AMFSF’s net assets invested in First American was 51.0%.

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at January 31, 2022 are noted in the Funds’ Consolidated Portfolios of Investments. Transactions during the six months ended January 31, 2022 with companies which are affiliates are as follows:

ADTBF
								Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited	Value - End of	Appreciation/	Shares - End
Cusip	Description	Period	Purchases	Proceeds	Gain (Loss)	to Income	Period	(Depreciation)	of Period
042765719	Arrow Reserve Capital Management ETF	$2,053,216	$—	$(638,710)	$(3,467)	$—	$1,408,077	$(2,962)	14,126
042765685	Arrow DWA Tactical: International ETF	12,128,021	—	(329,018)	54,836	181,446	11,073,144	(780,695)	327,666
042765677	Arrow Reverse Cap 500 ETF	1,387,968	—	—	—	14,616	1,410,402	22,434	60,000
		$15,569,205	$—	$(967,728)	$51,369	$196,062	$13,891,623	$(761,223)

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2022

ADTMF
Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited	Value - End of	Appreciation/	Shares - End
Cusip	Description	Period	Purchases	Proceeds	Gain (Loss)	to Income	Period	(Depreciation)	of Period
042765677	Arrow Reverse Cap 500 ETF	$5,612,965	$5,122,879	$(5,715,186)	$170,839	$53,238	$5,137,295	$(54,202)	$218,546

AMFSF
Net Change in
		Value -				Dividends		Unrealized
		Beginning of		Sales	Realized	Credited	Value - End of	Appreciation/	Shares - End
Cusip	Description	Period	Purchases	Proceeds	Gain	to Income	Period	(Depreciation)	of Period
042765719	Arrow Reserve Capital Management ETF	$42,590,474	$—	$(137,293)	$(630)	$—	$42,291,847	$(160,704)	424,277

Cross trades for the six months ended January 31, 2022 were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act (the “17a-7 Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust. The Board determines no less frequently than quarterly that such transactions were effected in compliance with the 17a-7 Procedures.

For the six months ended January 31, 2022, pursuant to these Procedures, there were no cross trade transactions between any Fund.

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended July 31, 2021 and July 31, 2020 was as follows:

For the Year Ended July 31, 2021:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
ADTBF	$3,401,214	$2,725,669	$—	$6,126,883
ADTMF	2,645,407	2,078,693	—	4,724,100
AMFSF	—	—	—	—

For the Year Ended July 31, 2020:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
ADTBF	$498,968	$432,048	$—	$931,016
ADTMF	1,017,965	6,340,492	—	7,358,457
AMFSF	12,343,687	—	—	12,343,687

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The table below shows equalization amounts which resulted in a difference between tax

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2022

distributions and book distributions as disclosed on the Statement of Changes for the year ended July 31, 2021. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
ADTBF	$390,617	$(390,617)
ADTMF	864,156	(864,156)
AMFSF	—	—

As of July 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
ADTBF	$1,523,638	$569,632	$—	$—	$—	$6,678,595	$8,771,865
ADTMF	4,265,764	4,799,308	—	—	—	3,639,123	12,704,195
AMFSF	2,235,724	—	—	(867,321)	—	(26,245)	1,342,158

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open futures, options and swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds did not incur any late year losses.

At July 31, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carryforwards utilized as follows:

				Capital Loss
				Carry Forward
	Short-Term	Long-Term	Total	Utilized
ADTBF	$—	$—	$—	$—
ADTMF	—	—	—	2,707,783
AMFSF	712,669	154,652	867,321	12,104

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2022

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, equalization debits, the reclassification of Fund distributions, and adjustments for the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended July 31, 2021 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
ADTBF	$390,617	$(390,617)
ADTMF	864,156	(864,156)
AMFSF	—	—

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
ADTBF	$45,089,944	$4,468,852	$(150,120)	$4,318,732
ADTMF	42,211,490	3,451,868	(122,200)	3,329,668
AMFSF	64,514,872	—	(186,949)	(186,949)

11.	NEW REGULATORY UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)
January 31, 2022

As a shareholder of one or more of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees and; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 through January 31, 2022.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	8/1/2021	1/31/2022	8/1/2021 - 1/31/2022	8/1/2021 - 1/31/2022
DWA Tactical: Balanced Fund - Class A	$1,000.00	$964.50	$9.28	1.87%
DWA Tactical: Balanced Fund - Class C	1,000.00	960.90	12.97	2.62%
DWA Tactical: Balanced Fund - Institutional Class	1,000.00	966.00	8.05	1.62%

DWA Tactical: Macro Fund - Class A	1,000.00	1,042.50	9.64	1.87%
DWA Tactical: Macro Fund - Class C	1,000.00	1,037.80	13.47	2.62%
DWA Tactical: Macro Fund - Institutional Class	1,000.00	1,044.10	8.36	1.62%

Managed Futures Strategy Fund - Class A	1,000.00	1,061.30	8.00	1.54%
Managed Futures Strategy Fund - Class C	1,000.00	1,057.60	11.88	2.29%
Managed Futures Strategy Fund - Institutional Class	1,000.00	1,061.60	6.70	1.29%

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
January 31, 2022

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical	8/1/2021	1/31/2022	8/1/2021 - 1/31/2022	8/1/2021 - 1/31/2022
(5% return before expenses)
DWA Tactical: Balanced Fund - Class A	$1,000.00	$1,015.76	$9.52	1.87%
DWA Tactical: Balanced Fund - Class C	1,000.00	1,011.98	13.31	2.62%
DWA Tactical: Balanced Fund - Institutional Class	1,000.00	1,017.02	8.26	1.62%

DWA Tactical: Macro Fund - Class A	1,000.00	1,015.77	9.51	1.87%
DWA Tactical: Macro Fund - Class C	1,000.00	1,011.99	13.30	2.62%
DWA Tactical: Macro Fund - Institutional Class	1,000.00	1,017.03	8.25	1.62%

Managed Futures Strategy Fund - Class A	1,000.00	1,017.44	7.84	1.54%
Managed Futures Strategy Fund - Class C	1,000.00	1,013.66	11.62	2.29%
Managed Futures Strategy Fund - Institutional Class	1,000.00	1,018.70	6.57	1.29%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Unaudited)

January 31, 2022

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting held September 27, 2021 (the “Meeting”), the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investment Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow DWA Tactical: Balanced Fund (the “Balanced Fund”), the Arrow DWA Tactical: Macro Fund (the “Macro Fund”), and the Arrow Managed Futures Strategy Fund (the “Managed Futures Fund”), (each a “Fund” and collectively the “Funds”).

The Board, including the Independent Trustees, unanimously approved continuance of the Advisory Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board and the Board’s discussions with key personnel of the Adviser. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Below is a summary of the Board’s conclusions regarding various factors relevant to approval of continuance of the Advisory Agreement:

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreements, the Board considered the nature, extent, and quality of services that the Adviser provided to the Funds, including the Adviser’s personnel and resources, a description of the manner in which investment decisions are made and executed, and a review of the financial condition of the Adviser. The Trustees noted that the portfolio management team is well qualified to manage and implement quantitative (rules based) investment strategies for both internal as well as external models and indexes. The Board reviewed the services the Adviser provided, including the activities of the Adviser’s best execution committee and the caliber of the investment management and related services. They agreed that the Adviser’s portfolio management team has extensive experience in alternative index replication, model implementation and derivative based trade execution within mutual funds and ETFs. They discussed the Adviser’s compliance infrastructure and resources. The Board also considered the Adviser’s management of service provider relationships and oversight of sub-advisers, as applicable.

The Board found that the Adviser had conducted ongoing analysis of unique investment strategies in an effort to provide positive returns to shareholders. Further, the Board considered the experience and knowledge of the management team. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Fund was satisfactory.

Performance. The Board reviewed each Fund’s total return compared to the total returns of a group of funds selected by the Adviser that employed similar investment strategies as the respective Fund (each a “peer group”), benchmark index, and Morningstar category average.

Balanced Fund: The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Morningstar Allocation 50%–70% Equity) and

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2022

its benchmark index (Barclays US Aggregate Bond Index). The Board noted that the Fund outperformed its benchmark index for the year-to-date, one-year, three-year, five-year and ten-year periods, outperformed its peer group for the one-year, three-year, and ten-year periods, and underperformed its Morningstar category average for the year-to-date, one-year, three-year, five-year and ten-year periods. The Board concluded that the diversified strategy was a benefit to shareholders and performance of the Fund was satisfactory.

Macro Fund: The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Morningstar Tactical Allocation) and benchmark index (Barclays US Aggregate Bond Index). The Board considered that the performance of the Fund outperformed its benchmark index for the year-to-date, one-year, five-year, and ten-year periods and outperformed its Morningstar category for the ten-year period and its peer group for the one-year period, noting that the Fund’s tactical relative strength positioning had performed well with defensive and inflation protective positions. The Board concluded that the performance of the Fund was satisfactory.

Managed Futures Fund: The Board reviewed the Fund’s average total return compared to the average total returns of its peer group, Morningstar category average (Morningstar Systematic Trend) and benchmark index (Barclays Top 50 CTA Index). The Board considered that the Fund underperformed against its peer group, benchmark index, and Morningstar Category for the year-to-date, one-year, three-year, five- year, and ten-year periods. The Board further considered that the performance of the Fund was consistent with the Fund’s strategy. The Board concluded that that the performance of the Fund was satisfactory.

Advisory Fee. The Board reviewed each Fund’s advisory fee and expense ratio, taking into account the Fund’s average net assets, and reviewed information comparing the advisory fee and expense ratio to those of each Fund’s peer group and Morningstar category averages. The Board considered that the Adviser does not receive additional benefits from soft dollar arrangements. The Board noted that the Adviser’s fees appeared reasonable based on each Fund’s particular investment strategy, the relative complexity of the strategies and the resources needed to implement that strategy. The Board noted that Funds considered to be “alternative strategies” may generally require enhanced oversight compared to more traditional asset classes and that such additional cost may be evident in the level of the advisory fee.

Balanced Fund: The Board considered that the Fund’s advisory fee was lower than the average of its peer group and higher than the average of its Morningstar Category. The Board further considered that the Fund’s overall expense ratio was higher than the average of its peer group and higher than the average of its Morningstar Category.

Macro Fund: The Board considered that the Fund’s advisory fee was lower than the average of its peer group and higher than the average of its Morningstar Category. The Board further considered that the Fund’s overall expense ratio was higher than the average of its peer group and Morningstar Category.

Managed Futures Fund: The Board considered that the Fund’s advisory fee and overall expense ratio was lower than the average of its peer group and Morningstar Category.

In light of the nature, quality and extent of services the Adviser provided, the Board concluded that each Fund’s advisory fee was not unreasonable.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2022

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board noted no Fund had yet reached an asset level where the Adviser could likely realize meaningful economies of scale. The Board observed that economies of scale would be considered in the future as Fund asset levels grow.

Profitability. The Board reviewed the profitability of the Adviser with respect to each Fund, noting the Adviser did not realize a profit with respect to certain Funds. The Board concluded that the profitability of the Adviser in connection with the management of each Fund was not unreasonable, and that profits were necessary to adequately incentivize the Adviser to continue to provide high quality services.

Fallout Benefits. Because of its relationship with the Funds, the Adviser and its affiliates may receive certain benefits. The Board reviewed materials provided by the Adviser as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements were fair and reasonable, and that the continuation of the Advisory Agreements was in the best interests of each Fund.

PRIVACY NOTICE

Arrow Investments Trust

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

ARROWF-SAR22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/08/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/08/22

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/ Treasurer

Date 4/08/22